                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03129

Morgan Stanley Natural Resource Development Securities Inc.
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2005

Date of reporting period: February 28, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC. PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE YEAR ENDED FEBRUARY 28, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED FEBRUARY 28, 2005

                                                              LIPPER
                                                S&P          NATURAL
                                                500         RESOURCE
CLASS A     CLASS B    CLASS C    CLASS D  INDEX(1)   FUNDS INDEX(2)
 40.62%      39.60%     39.54%     40.97%     6.98%           47.50%

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM, OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The equity market exhibited generally solid performance for the 12 months ended February 28, 2005, although gains were not consistently strong over the period. While the Federal Open Market Committee raised the federal funds target rate numerous times over the 12 months, these rate changes had been largely anticipated by the market, and any serious disruption was avoided. Rising oil prices caused apprehension among investors for much of the period, and uncertainty concerning the outcome of the presidential election also weighed on the market. However, oil prices eventually fell from their high in October, and the resolute conclusion of the presidential election provided further support for an equity rally in November. As uncertainty dissipated and the economy continued to improve, the market strengthened late in the period, although stocks faltered in January. The period ended on a slightly more positive note as a number of encouraging economic indicators supported market gains in February, despite some concerns over inflation.

Energy and select materials stocks performed well relative to the broad market for the 12 months under review. Commodity prices remained high, driven by narrowing supply-demand fundamentals, devaluation of the U.S. dollar, cold winter weather patterns and the Organization of Petroleum Exporting Countries
(OPEC)'s determination to maintain high oil prices. Similarly, U.S. natural gas prices continued to be stronger than expected, despite normal to slightly above normal storage levels, suggesting concerns over the industry's ability to increase production levels. Results from the metal and basic materials sector were mixed, as aluminum, copper and gold prices all traded at levels not seen since the late 1990s. Showing exceptional strength were the coal stocks which benefited from higher contract price levels.

PERFORMANCE ANALYSIS

Morgan Stanley Natural Resource Development Securities Inc. strongly outperformed the S&P 500 Index while underperforming the Lipper Natural Resource Funds Index for the 12 months ended February 28, 2005, assuming no deduction of applicable sales charges. The Fund's performance was supported by a concentrated focus on the energy area, while the Fund's exposure to basic materials and metals remained relatively modest. More specifically, the Fund increased its allocation to small and mid-cap exploration and production (E&P) companies and extended positions within the independent refinery and marketing (R&M) operators, which saw strong performance driven in part by tight supply-demand fundamentals. High commodity prices left the major integrated and independent E&P companies with strong cash positions, which provided a number of options to create shareholder value. A more balanced and prudent spending strategy coupled with debt reduction, share repurchases and dividend payments contributed to heightened investor interest in this high profile energy sector.

Other positions were less positive for the Fund's relative performance over the period. While select sectors within the materials component provided robust performance as infrastructure problems and resulting supply deficits afforded an attractive pricing power environment, a lack of stronger exposure to these sectors was somewhat detrimental. Similarly, a more timely and aggressive focus on small-cap and niche stocks like tanker stocks would have enhanced the Fund's performance.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF DOMESTIC AND FOREIGN COMPANIES ENGAGED IN THE NATURAL RESOURCE AND RELATED BUSINESSES. THESE COMPANIES MAY BE ENGAGED IN THE EXPLORATION, DEVELOPMENT, PRODUCTION OR DISTRIBUTION OF NATURAL RESOURCES, THE DEVELOPMENT OF ENERGY-EFFICIENT TECHNOLOGIES OR IN PROVIDING NATURAL-RESOURCE-RELATED SUPPLIES OR SERVICES. A COMPANY WILL BE CONSIDERED ENGAGED IN THE NATURAL RESOURCE AND RELATED BUSINESSES IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES FROM THOSE BUSINESSES OR IT DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THOSE BUSINESSES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., WILL SEEK TO IDENTIFY FAVORABLE INDUSTRIES WITHIN THE NATURAL RESOURCE AND RELATED BUSINESS AREAS AND WILL SEEK TO INVEST IN COMPANIES WITH ATTRACTIVE VALUATIONS OR BUSINESS PROSPECTS WITHIN THOSE INDUSTRIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU

MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

  TOP 10 HOLDINGS

  Exxon Mobil Corp.                            3.7%
  Occidental Petroleum Corp.                   3.6
  ConocoPhillips                               3.5
  ChevronTexaco Corp.                          3.5
  XTO Energy Inc.                              3.3
  ENSCO International Inc.                     3.3
  Halliburton Co.                              3.2
  Schlumberger Ltd.                            3.2
  Williams Companies Inc.                      3.1
  Total S.A. (ADR)                             2.9

  TOP FIVE INDUSTRIES

  Oil & Gas Production                        23.9%
  Integrated Oil                              17.6
  Oilfield Services/Equipment                 12.5
  Contract Drilling                           11.9
  Oil Refining/Marketing                       9.6

DATA AS OF FEBRUARY 28, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

($ IN THOUSANDS)

               CLASS B++       S&P 500(1)     LIPPER(2)
2/28/95         $ 10,000       $ 10,000       $ 10,000
2/29/96         $ 12,432       $ 13,470       $ 12,497
2/28/97         $ 15,029       $ 16,993       $ 14,895
2/28/98         $ 17,573       $ 22,942       $ 17,732
2/28/99         $ 12,899       $ 27,468       $ 12,519
2/29/2000       $ 16,294       $ 30,689       $ 17,905
2/28/2001       $ 19,303       $ 28,171       $ 23,389
2/28/2002       $ 17,306       $ 25,495       $ 21,096
2/28/2003       $ 14,287       $ 19,714       $ 19,343
2/29/2004       $ 18,580       $ 27,307       $ 25,941
2/28/2005       $ 25,937       $ 29,213       $ 38,262

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED FEBRUARY 28, 2005

                                      CLASS A SHARES*      CLASS B SHARES**       CLASS C SHARES+      CLASS D SHARES@
                                     (SINCE 07/28/97)      (SINCE 03/30/81)      (SINCE 07/28/97)      (SINCE 07/28/97)
SYMBOL                                          NREAX                 NREBX                 NRECX                 NREDX
1 YEAR                                          40.62%(3)             39.60%(3)             39.54%(3)             40.97%(3)
                                                33.24(4)              34.60(4)              38.54(4)                 --

5 YEARS                                         10.62(3)               9.74(3)               9.74(3)              10.84(3)
                                                 9.43(4)               9.47(4)               9.74(4)                 --

10 YEARS                                           --                 10.00(3)                 --                    --
                                                   --                 10.00(4)                 --                    --

SINCE INCEPTION                                  6.02(3)               7.45(3)               5.16(3)               6.23(3)
                                                 5.27(4)               7.45(4)               5.16(4)                 --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

@    CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER NATURAL RESOURCE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER NATURAL RESOURCE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON FEBRUARY 28, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/04 - 02/28/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD*
                                                                   -------------     -------------      --------------
                                                                                                          09/01/04 -
                                                                      09/01/04          02/28/05           02/28/05
                                                                   -------------     -------------      --------------
CLASS A
Actual (33.95% return)                                              $  1,000.00       $   1,339.50        $    6.26
Hypothetical (5% annual return before expenses)                     $  1,000.00       $   1,019.44        $    5.41

CLASS B
Actual (33.47% return)                                              $  1,000.00       $   1,334.70        $   10.83
Hypothetical (5% annual return before expenses)                     $  1,000.00       $   1,015.52        $    9.35

CLASS C
Actual (33.49% return)                                              $  1,000.00       $   1,334.90        $   10.83
Hypothetical (5% annual return before expenses)                     $  1,000.00       $   1,015.52        $    9.35

CLASS D
Actual (34.17% return)                                              $  1,000.00       $   1,341.70        $    5.05
Hypothetical (5% annual return before expenses)                     $  1,000.00       $   1,020.48        $    4.36

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.08%, 1.87%, 1.87% AND 0.87% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005

  NUMBER OF
    SHARES                                                       VALUE
--------------------------------------------------------------------------
                 COMMON STOCKS (95.0%)

                 BASIC ENERGY (58.8%)
                 GAS DISTRIBUTORS (2.6%)
        35,000   Equitable Resources, Inc.                  $    2,078,300
        60,000   Questar Corp.                                   3,181,200
                                                            --------------
                                                                 5,259,500
                                                            --------------
                 INTEGRATED OIL (17.6%)
        80,000   BP PLC (ADR) (United Kingdom)                   5,193,600
       115,000   ChevronTexaco Corp.                             7,139,200
        65,000   ConocoPhillips                                  7,207,850
       120,000   Exxon Mobil Corp.                               7,597,200
        70,000   Suncor Energy, Inc. (Canada)                    2,733,500
        50,000   Total SA (ADR) (France)                         5,960,000
                                                            --------------
                                                                35,831,350
                                                            --------------
                 OIL & GAS PIPELINES (5.1%)
        50,000   Kinder Morgan, Inc.                             4,008,500
       335,000   Williams Companies, Inc. (The)                  6,308,050
                                                            --------------
                                                                10,316,550
                                                            --------------
                 OIL & GAS PRODUCTION (23.9%)
        60,000   Anadarko Petroleum Corp.                        4,611,600
        90,000   Apache Corp.                                    5,659,200
       180,000   Chesapeake Energy Corp.                         3,904,200
        60,000   Devon Energy Corp.                              2,807,400
        45,000   EOG Resources, Inc.                             4,100,400
       105,000   Occidental Petroleum Corp.                      7,378,350
        90,000   Quicksilver Resources Inc.*                     4,480,200
        45,000   Southwestern Energy Co.*                        2,745,000
        95,000   Spinnaker Exploration Co.*                      3,406,700
        50,000   Ultra Petroleum Corp.
                  (Canada)*                                      2,817,500
       146,250   XTO Energy Inc.                                 6,657,300
                                                            --------------
                                                                48,567,850
                                                            --------------
                 OIL REFINING/MARKETING (9.6%)
       120,000   Marathon Oil Corp.                              5,680,800
        55,000   Premcor Inc.                                    3,018,400
       150,000   Tesoro Corp.*                                   5,539,500
        75,000   Valero Energy Corp.                             5,343,000
                                                            --------------
                                                                19,581,700
                                                            --------------
                 TOTAL BASIC ENERGY                            119,556,950
                                                            --------------
                 ENERGY DEVELOPMENT & TECHNOLOGY (24.4%)
                 CONTRACT DRILLING (11.9%)
       165,000   ENSCO International Inc.                   $    6,646,200
        60,000   GlobalSantaFe Corp.
                  (Cayman Islands)                               2,250,000
       100,000   Nabors Industries, Ltd.
                  (Bermuda)*                                     5,740,000
        50,000   Patterson-UTI Energy, Inc.                      1,250,000
        65,000   Pride International, Inc.*                      1,600,300
       105,000   Rowan Companies, Inc.                           3,326,400
        70,000   Transocean Inc.*
                  (Cayman Islands)                               3,393,600
                                                            --------------
                                                                24,206,500
                                                            --------------
                 OILFIELD SERVICES/EQUIPMENT (12.5%)
        65,000   BJ Services Co.                                 3,247,400
       150,000   Halliburton Co.                                 6,597,000
        80,000   National-Oilwell Varco, Inc.*                   3,627,200
        85,000   Schlumberger Ltd.
                  (Netherlands Antilles)                         6,413,250
        85,000   Smith International, Inc.*                      5,462,100
                                                            --------------
                                                                25,346,950
                                                            --------------
                 TOTAL ENERGY DEVELOPMENT &
                  TECHNOLOGY                                    49,553,450
                                                            --------------
                 METALS & BASIC MATERIALS (11.8%)
                 ALUMINUM (1.5%)
       100,000   Alcoa, Inc.                                     3,212,000
                                                            --------------
                 CHEMICALS: MAJOR DIVERSIFIED (1.5%)
        55,000   Dow Chemical Co. (The)                          3,033,250
                                                            --------------
                 COAL (1.9%)
        40,000   Peabody Energy Corp.                            3,884,000
                                                            --------------
                 OTHER METALS/MINERALS (2.1%)
        40,000   Phelps Dodge Corp.                              4,258,000
                                                            --------------
                 PRECIOUS METALS (3.0%)
       160,000   Barrick Gold Corp. (Canada)                     3,984,000
        50,000   Freeport-McMoRan Copper &
                  Gold, Inc. (Class B)                           2,091,000
                                                            --------------
                                                                 6,075,000
                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
    SHARES                                                       VALUE
--------------------------------------------------------------------------
                 PULP & PAPER (1.8%)
       100,000   Georgia-Pacific Corp.                      $    3,581,000
                                                            --------------
                 TOTAL METALS & BASIC MATERIALS                 24,043,250
                                                            --------------
                 TOTAL COMMON STOCKS
                  (COST $117,117,151)                          193,153,650
                                                            --------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
--------------
                 SHORT-TERM INVESTMENT (4.5%)
                 REPURCHASE AGREEMENT
$        9,273   Joint repurchase agreement
                  account 2.62% due 03/01/05
                  (dated 02/28/05; proceeds
                  $9,273,675) (a)
                  (COST $9,273,000)                              9,273,000
                                                            --------------
TOTAL INVESTMENTS
 (COST $126,390,151) (b)                         99.5%         202,426,650
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                      0.5              969,715
                                                -----       --------------
NET ASSETS                                      100.0%      $  203,396,365
                                                =====       ==============

----------
   ADR   AMERICAN DEPOSITARY RECEIPT.
    *    NON-INCOME PRODUCING SECURITY.
   (a)   COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $126,808,570. THE AGGREGATE GROSS AND NET UNREALIZED APPRECIATION IS $75,618,080.

SUMMARY OF INVESTMENTS

                                                                PERCENT OF
SECTOR                                          VALUE           NET ASSETS
-----------------------------------------------------------------------------
Basic Energy                               $   119,556,950         58.8%
Energy Development &
 Technology                                     49,553,450         24.4
Metals & Basic Materials                        24,043,250         11.8
Short-Term Investment                            9,273,000          4.5
                                           ---------------         ----
                                           $   202,426,650         99.5%
                                           ===============         ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2005

ASSETS:
Investments in securities, at value (cost $126,390,151)                  $   202,426,650
Receivable for:
  Capital stock sold                                                           1,313,384
  Investments sold                                                               413,067
  Dividends                                                                      252,173
Prepaid expenses and other assets                                                 15,271
                                                                         ---------------
    TOTAL ASSETS                                                             204,420,545
                                                                         ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                          457,667
  Capital stock redeemed                                                         250,032
  Distribution fee                                                               113,913
  Investment advisory fee                                                         77,955
  Administration fee                                                              11,443
Accrued expenses and other payables                                              113,170
                                                                         ---------------
    TOTAL LIABILITIES                                                          1,024,180
                                                                         ---------------
    NET ASSETS                                                           $   203,396,365
                                                                         ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                          $   125,191,465
Net unrealized appreciation                                                   76,036,499
Accumulated net investment loss                                                  (63,223)
Accumulated undistributed net realized gain                                    2,231,624
                                                                         ---------------
    NET ASSETS                                                           $   203,396,365
                                                                         ===============
CLASS A SHARES:
Net Assets                                                               $     4,971,815
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)               234,999
    NET ASSET VALUE PER SHARE                                            $         21.16
                                                                         ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                      $         22.33
                                                                         ===============
CLASS B SHARES:
Net Assets                                                               $   153,257,098
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)             7,640,663
    NET ASSET VALUE PER SHARE                                            $         20.06
                                                                         ===============
CLASS C SHARES:
Net Assets                                                               $     7,948,549
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)               397,250
    NET ASSET VALUE PER SHARE                                            $         20.01
                                                                         ===============
CLASS D SHARES:
Net Assets                                                               $    37,218,903
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)             1,739,155
    NET ASSET VALUE PER SHARE                                            $         21.40
                                                                         ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2005

NET INVESTMENT LOSS:
INCOME
Dividends (net of $37,334 foreign withholding tax)                       $     2,323,871
Interest                                                                          76,818
                                                                         ---------------
    TOTAL INCOME                                                               2,400,689
                                                                         ---------------
EXPENSES
Distribution fee (Class A shares)                                                  6,826
Distribution fee (Class B shares)                                              1,210,384
Distribution fee (Class C shares)                                                 47,438
Investment advisory fee                                                          958,293
Transfer agent fees and expenses                                                 233,308
Shareholder reports and notices                                                   68,727
Registration fees                                                                 53,320
Professional fees                                                                 52,900
Administration fee                                                                45,522
Custodian fees                                                                    18,425
Directors' fees and expenses                                                       6,993
Other                                                                             12,843
                                                                         ---------------
    TOTAL EXPENSES                                                             2,714,979
                                                                         ---------------
    NET INVESTMENT LOSS                                                         (314,290)
                                                                         ---------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                                   13,684,732
Foreign exchange transactions                                                      7,978
                                                                         ---------------
    NET REALIZED GAIN                                                         13,692,710
                                                                         ---------------

Net change in unrealized appreciation                                         43,817,327
                                                                         ---------------

    NET GAIN                                                                  57,510,037
                                                                         ---------------

NET INCREASE                                                             $    57,195,747
                                                                         ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                        FEBRUARY 28, 2005  FEBRUARY 29, 2004
                                                                        -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                      $      (314,290)   $      (245,762)
Net realized gain                                                             13,692,710         11,483,384
Net change in unrealized appreciation                                         43,817,327         26,633,811
                                                                         ---------------    ---------------

    NET INCREASE                                                              57,195,747         37,871,433

Net decrease from capital stock transactions                                  (3,268,363)       (36,098,613)
                                                                         ---------------    ---------------

    NET INCREASE                                                              53,927,384          1,772,820

NET ASSETS:
Beginning of period                                                          149,468,981        147,696,161
                                                                         ---------------    ---------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $63,223 AND
$61,142, RESPECTIVELY)                                                   $   203,396,365    $   149,468,981
                                                                         ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Natural Resource Development Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of daily net assets not exceeding $250 million and 0.42% to the portion of daily net assets exceeding $250 million.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million and 0.50% to the portion of daily net assets exceeding $250 million.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,940,917 at February 28, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $157,202 and $1,393, respectively and received $56,600 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2005 aggregated $45,990,096 and $57,297,304, respectively. Included in the aforementioned are purchases with other Morgan Stanley funds of $416,000.

For the year ended February 28, 2005, the Fund incurred $17,514 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At February 28, 2005, the Fund had transfer agent fees and expenses payable of approximately $2,900.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended February 28, 2005 included in Directors' fees and expenses in the Statement of Operations amounted to $7,329. At February 28, 2005, the Fund had an accrued pension liability of $62,527 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 28, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income                                         --
Undistributed long-term gains                            $     4,432,137
                                                         ---------------
Net accumulated earnings                                       4,432,137
Capital loss carryforward*                                    (1,782,093)
Post-October losses                                                 (593)
Temporary differences                                            (62,631)
Net unrealized appreciation                                   75,618,080
                                                         ---------------
Total accumulated earnings                               $    78,204,900
                                                         ===============

*During the year ended February 28, 2005, the Fund utilized $8,976,583 of its net capital loss carryforward. As of February 28, 2005, the Fund had a net capital loss carryforward of $1,782,093 of which $1,354,725 will expire on February 28, 2006 and $427,368 will expire on February 28, 2007 to offset future capital gains to the extent provided by regulations.

As of February 28, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $304,231, accumulated undistributed net realized gain was charged $7,978 and accumulated net investment loss was credited $312,209.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. CAPITAL STOCK
Transactions in capital stock were as follows:

                                                  FOR THE YEAR                                FOR THE YEAR
                                                     ENDED                                       ENDED
                                                FEBRUARY 28, 2005                           FEBRUARY 29, 2004
                                      -------------------------------------       -------------------------------------
                                           SHARES                AMOUNT               SHARES                AMOUNT
                                      ---------------       ---------------       ---------------       ---------------
CLASS A SHARES
Sold                                          193,378       $     3,346,180               134,203       $     1,725,677
Redeemed                                     (109,301)           (1,833,747)              (84,399)           (1,031,382)
                                      ---------------       ---------------       ---------------       ---------------
Net increase -- Class A                        84,077             1,512,433                49,804               694,295
                                      ---------------       ---------------       ---------------       ---------------
CLASS B SHARES
Sold                                        1,997,300            32,669,673               806,925            10,146,495
Redeemed                                   (2,345,469)          (37,095,380)           (2,894,630)          (34,722,979)
                                      ---------------       ---------------       ---------------       ---------------
Net decrease -- Class B                      (348,169)           (4,425,707)           (2,087,705)          (24,576,484)
                                      ---------------       ---------------       ---------------       ---------------
CLASS C SHARES
Sold                                          240,243             3,951,137               101,084             1,241,640
Redeemed                                      (84,789)           (1,338,226)             (101,951)           (1,227,149)
                                      ---------------       ---------------       ---------------       ---------------
Net increase (decrease) -- Class C            155,454             2,612,911                  (867)               14,491
                                      ---------------       ---------------       ---------------       ---------------
CLASS D SHARES
Sold                                          262,457             4,287,941               467,814             6,102,052
Redeemed                                     (428,372)           (7,255,941)           (1,380,010)          (18,332,967)
                                      ---------------       ---------------       ---------------       ---------------
Net decrease -- Class D                      (165,915)           (2,968,000)             (912,196)          (12,230,915)
                                      ---------------       ---------------       ---------------       ---------------
Net decrease in Fund                         (274,553)      $    (3,268,363)           (2,950,964)      $   (36,098,613)
                                      ===============       ===============       ===============       ===============

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                       FOR THE YEAR ENDED FEBRUARY 28,
                                                ------------------------------------------------------------------------------
                                                    2005           2004**           2003             2002             2001
                                                ------------    ------------    ------------     ------------     ------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $      15.04    $      11.48    $      13.83     $      15.34     $      12.94
                                                ------------    ------------    ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income++                               0.06            0.03            0.04             0.11             0.10
  Net realized and unrealized gain
  (loss)                                                6.06            3.53           (2.35)           (1.57)            2.40
                                                ------------    ------------    ------------     ------------     ------------
Total income (loss) from investment
 operations                                             6.12            3.56           (2.31)           (1.46)            2.50
                                                ------------    ------------    ------------     ------------     ------------
Less dividends and distributions from:
  Net investment income                                    -               -           (0.00)*          (0.01)           (0.10)
  Net realized gain                                        -               -           (0.04)           (0.04)               -
                                                ------------    ------------    ------------     ------------     ------------
Total dividends and distributions                          -               -           (0.04)           (0.05)           (0.10)
                                                ------------    ------------    ------------     ------------     ------------
Net asset value, end of period                  $      21.16    $      15.04    $      11.48     $      13.83     $      15.34
                                                ============    ============    ============     ============     ============
TOTAL RETURN+                                          40.62%          31.01%         (16.59)%          (9.71)%          19.38%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.13%           1.22%           1.15%            0.88%            1.03%(2)
Net investment income                                   0.36%           0.36%           0.29%            0.78%            0.69%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $      4,972    $      2,270    $      1,160     $      1,337     $      1,656
Portfolio turnover rate                                   29%            237%            178%              26%              23%

----------
 *   LESS THAN $0.01 PER SHARE.
 **  FOR THE YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE INVESTMENT ADVISER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT ADVISORY FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.05% AND 0.67%, RESPECTIVELY.

                     SEE NOTES TO FINANCIAL STATEMENTS

                                                                       FOR THE YEAR ENDED FEBRUARY 28,
                                                ------------------------------------------------------------------------------
                                                    2005           2004**           2003             2002             2001
                                                ------------    ------------    ------------     ------------     ------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $      14.37    $      11.05    $      13.42     $      15.01     $      12.67
                                                ------------    ------------    ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment loss++                                (0.06)          (0.05)          (0.06)           (0.03)           (0.02)
  Net realized and unrealized gain
  (loss)                                                5.75            3.37           (2.27)           (1.52)            2.36
                                                ------------    ------------    ------------     ------------     ------------
Total income (loss) from investment
 operations                                             5.69            3.32           (2.33)           (1.55)            2.34
                                                ------------    ------------    ------------     ------------     ------------
Less distributions from net realized gain                  -               -           (0.04)           (0.04)               -
                                                ------------    ------------    ------------     ------------     ------------
Net asset value, end of period                  $      20.06    $      14.37    $      11.05     $      13.42     $      15.01
                                                ============    ============    ============     ============     ============
TOTAL RETURN+                                          39.60%          30.05%         (17.44)%         (10.35)%          18.47%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.90%           1.98%           1.91%            1.86%            1.83%(2)
Net investment loss                                    (0.41)%         (0.40)%         (0.47)%          (0.20)%          (0.11)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $    153,257    $    114,812    $    111,313     $    163,156     $    199,044
Portfolio turnover rate                                   29%            237%            178%              26%              23%

----------
 **  FOR THE YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE INVESTMENT ADVISER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT ADVISORY FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.85% AND (0.13)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                       FOR THE YEAR ENDED FEBRUARY 28,
                                                ------------------------------------------------------------------------------
                                                    2005           2004**           2003             2002             2001
                                                ------------    ------------    ------------     ------------     ------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $      14.34    $      11.02    $      13.39     $      14.98     $      12.66
                                                ------------    ------------    ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment loss++                                (0.07)          (0.05)          (0.06)           (0.03)           (0.01)
  Net realized and unrealized gain
  (loss)                                                5.74            3.37           (2.27)           (1.52)            2.35
                                                ------------    ------------    ------------     ------------     ------------
Total income (loss) from investment
 operations                                             5.67            3.32           (2.33)           (1.55)            2.34
                                                ------------    ------------    ------------     ------------     ------------
Less dividends and distributions from:
  Net investment income                                    -               -               -                -            (0.02)
  Net realized gain                                        -               -           (0.04)           (0.04)               -
                                                ------------    ------------    ------------     ------------     ------------
Total dividends and distributions                          -               -           (0.04)           (0.04)           (0.02)
                                                ------------    ------------    ------------     ------------     ------------
Net asset value, end of period                  $      20.01    $      14.34    $      11.02     $      13.39     $      14.98
                                                ============    ============    ============     ============     ============
TOTAL RETURN+                                          39.54%          30.13%         (17.48)%         (10.37)%          18.52%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.90%           1.98%           1.91%            1.85%            1.83%(2)
Net investment loss                                    (0.41)%         (0.40)%         (0.47)%          (0.19)%          (0.11)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $      7,949    $      3,466    $      2,674     $      3,656     $      3,593
Portfolio turnover rate                                   29%            237%            178%              26%              23%

----------
 **  FOR THE YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE INVESTMENT ADVISER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT ADVISORY FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.85% AND (0.13)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                       FOR THE YEAR ENDED FEBRUARY 28,
                                                ------------------------------------------------------------------------------
                                                    2005           2004**           2003             2002             2001
                                                ------------    ------------    ------------     ------------     ------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $      15.18    $      11.55    $      13.90     $      15.44     $      13.01
                                                ------------    ------------    ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income++                               0.10            0.08            0.07             0.11             0.13
  Net realized and unrealized gain
  (loss)                                                6.12            3.55           (2.38)           (1.56)            2.42
                                                ------------    ------------    ------------     ------------     ------------
Total income (loss) from investment
 operations                                             6.22            3.63           (2.31)           (1.45)            2.55
                                                ------------    ------------    ------------     ------------     ------------
Less dividends and distributions from:
  Net investment income                                    -               -           (0.00)*          (0.05)           (0.12)
  Net realized gain                                        -               -           (0.04)           (0.04)               -
                                                ------------    ------------    ------------     ------------     ------------
Total dividends and distributions                          -               -           (0.04)           (0.09)           (0.12)
                                                ------------    ------------    ------------     ------------     ------------
Net asset value, end of period                  $      21.40    $      15.18    $      11.55     $      13.90     $      15.44
                                                ============    ============    ============     ============     ============
TOTAL RETURN+                                          40.97%          31.43%         (16.67)%          (9.45)%          19.68%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                0.90%           0.98%           0.91%            0.86%            0.83%(2)
Net investment income                                   0.59%           0.60%           0.53%            0.80%            0.89%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $     37,219    $     28,920    $     32,548     $     51,657     $     46,835
Portfolio turnover rate                                   29%            237%            178%              26%              23%

----------
 *   LESS THAN $0.01 PER SHARE.
 **  FOR THE YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE INVESTMENT ADVISER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT ADVISORY FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.85% AND 0.87%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Natural Resource Development Securities Inc. (the "Fund"), including the portfolio of investments, as of February 28, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2005, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Natural Resource Development Securities Inc. as of February 28, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
APRIL 15, 2005

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTORS:

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
        NAME, AGE AND ADDRESS OF         HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN        OTHER DIRECTORSHIPS
          INDEPENDENT DIRECTOR           REGISTRANT   TIME SERVED*   DURING PAST 5 YEARS**   BY DIRECTOR***      HELD BY DIRECTOR
---------------------------------------  -----------  ------------  -----------------------  --------------   ----------------------
Michael Bozic (64)                       Director     Since         Private Investor;        197              Director of various
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Director or Trustee of                    business
Counsel to the Independent Trustees                                 the Retail Funds (since                   organizations.
919 Third Avenue                                                    April 1994) and the
New York, NY 10022-3902                                             Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Vice Chairman
                                                                    of Kmart Corporation
                                                                    (December 1998-October
                                                                    2000), Chairman and
                                                                    Chief Executive Officer
                                                                    of Levitz Furniture
                                                                    Corporation (November
                                                                    1995-November 1998)
                                                                    and President and Chief
                                                                    Executive Officer of
                                                                    Hills Department Stores
                                                                    (May 1991-July 1995);
                                                                    formerly variously
                                                                    Chairman, Chief
                                                                    Executive Officer,
                                                                    President and Chief
                                                                    Operating Officer
                                                                    (1987-1991) of the
                                                                    Sears Merchandise Group
                                                                    of Sears, Roebuck & Co.

Edwin J. Garn (72)                       Director     Since         Consultant; Managing     197              Director of Franklin
1031 N. Chartwell Court                               January 1993  Director of Summit                        Covey (time management
Salt Lake City, UT 84103                                            Ventures LLC; Director                    systems), BMW Bank of
                                                                    or Trustee of the                         North America, Inc.
                                                                    Retail Funds (since                       (industrial loan
                                                                    January 1993) and the                     corporation), Escrow
                                                                    Institutional Funds                       Bank USA (industrial
                                                                    (since July 2003);                        loan corporation),
                                                                    member of the Utah                        United Space Alliance
                                                                    Regional Advisory Board                   (joint venture between
                                                                    of Pacific Corp.;                         Lockheed Martin and
                                                                    formerly Managing                         the Boeing Company)
                                                                    Director of Summit                        and Nuskin Asia
                                                                    Ventures LLC                              Pacific (multilevel
                                                                    (2000-2004); United                       marketing); member of
                                                                    States Senator (R-Utah)                   the board of various
                                                                    (1974-1992) and                           civic and charitable
                                                                    Chairman, Senate                          organizations.
                                                                    Banking Committee
                                                                    (1980-1986), Mayor of
                                                                    Salt Lake City, Utah
                                                                    (1971-1974), Astronaut,
                                                                    Space Shuttle Discovery
                                                                    (April 12-19, 1985),
                                                                    and Vice Chairman,
                                                                    Huntsman Corporation
                                                                    (chemical company).

Wayne E. Hedien (71)                     Director     Since         Retired; Director or     197              Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail                     Group Inc. (private
Counsel to the Independent Trustees                   1997          Funds (since September                    mortgage insurance);
919 Third Avenue                                                    1997) and the                             Trustee and Vice
New York, NY 10022-3902                                             Institutional Funds                       Chairman of The Field
                                                                    (since July 2003);                        Museum of Natural
                                                                    formerly associated                       History; director of
                                                                    with the Allstate                         various other business
                                                                    Companies (1966-1994),                    and charitable
                                                                    most recently as                          organizations.
                                                                    Chairman of The
                                                                    Allstate Corporation
                                                                    (March 1993-December
                                                                    1994) and Chairman and
                                                                    Chief Executive Officer
                                                                    of its wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                         POSITION(S)   OFFICE AND                                COMPLEX
        NAME, AGE AND ADDRESS OF         HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN        OTHER DIRECTORSHIPS
          INDEPENDENT DIRECTOR           REGISTRANT   TIME SERVED*   DURING PAST 5 YEARS**   BY DIRECTOR***      HELD BY DIRECTOR
---------------------------------------  -----------  ------------  -----------------------  --------------   ----------------------
Dr. Manuel H. Johnson (56)               Director     Since         Senior Partner, Johnson  197              Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                         July 1991     Smick International,                      (home construction);
888 16th Street, N.W.                                               Inc., a consulting                        Director of KFX
Suite 740                                                           firm; Chairman of the                     Energy; Director of
Washington, D.C. 20006                                              Audit Committee and                       RBS Greenwich Capital
                                                                    Director or Trustee of                    Holdings (financial
                                                                    the Retail Funds (since                   holding company).
                                                                    July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2003);
                                                                    Co-Chairman and a
                                                                    founder of the Group of
                                                                    Seven Council (G7C), an
                                                                    international economic
                                                                    commission; formerly
                                                                    Vice Chairman of the
                                                                    Board of Governors of
                                                                    the Federal Reserve
                                                                    System and Assistant
                                                                    Secretary of the U.S.
                                                                    Treasury.

Joseph J. Kearns (62)                    Director     Since         President, Kearns &      198              Director of Electro
c/o Kearns & Associates LLC                           July 2003     Associates LLC                            Rent Corporation
PMB754                                                              (investment                               (equipment leasing),
23852 Pacific Coast Highway                                         consulting); Deputy                       The Ford Family
Malibu, CA 90265                                                    Chairman of the Audit                     Foundation, and the
                                                                    Committee and Director                    UCLA Foundation.
                                                                    or Trustee of the
                                                                    Retail Funds (since
                                                                    July 2003) and the
                                                                    Institutional Funds
                                                                    (since August 1994);
                                                                    previously Chairman of
                                                                    the Audit Committee of
                                                                    the Institutional Funds
                                                                    (October 2001-July
                                                                    2003); formerly CFO of
                                                                    the J. Paul Getty
                                                                    Trust.

Michael E. Nugent (68)                   Director     Since         General Partner of       197              Director of various
c/o Triumph Capital, L.P.                             July 1991     Triumph Capital, L.P.,                    business
445 Park Avenue                                                     a private investment                      organizations.
New York, NY 10022                                                  partnership; Chairman
                                                                    of the Insurance
                                                                    Committee and Director
                                                                    or Trustee of the
                                                                    Retail Funds (since
                                                                    July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2001);
                                                                    formerly Vice
                                                                    President, Bankers
                                                                    Trust Company and BT
                                                                    Capital Corporation
                                                                    (1984-1988).

Fergus Reid (72)                         Director     Since         Chairman of Lumelite     198              Trustee and Director
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                     of certain investment
85 Charles Colman Blvd.                                             Chairman of the                           companies in the
Pawling, NY 12564                                                   Governance Committee                      JPMorgan Funds complex
                                                                    and Director or Trustee                   managed by J.P. Morgan
                                                                    of the Retail Funds                       Investment Management
                                                                    (since July 2003) and                     Inc.
                                                                    the Institutional Funds
                                                                    (since June 1992).

INTERESTED DIRECTORS:

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                        TERM OF                                  IN FUND
                                        POSITION(S)    OFFICE AND                                COMPLEX
        NAME, AGE AND ADDRESS OF        HELD WITH      LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN        OTHER DIRECTORSHIPS
          INTERESTED DIRECTOR           REGISTRANT    TIME SERVED*   DURING PAST 5 YEARS**   BY DIRECTOR***      HELD BY DIRECTOR
--------------------------------------  -----------   ------------  -----------------------  --------------   ----------------------
Charles A. Fiumefreddo (71)             Chairman of   Since         Chairman and Director    197              None.
c/o Morgan Stanley Trust                the Board     July 1991     or Trustee of the
Harborside Financial Center,            and Director                Retail Funds (since
Plaza Two,                                                          July 1991) and the
Jersey City, NJ 07311                                               Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Chief
                                                                    Executive Officer of
                                                                    the Retail Funds (until
                                                                    September 2002).

James F. Higgins (57)                   Director      Since         Director or Trustee of   197              Director of AXA
c/o Morgan Stanley Trust                              June 2000     the Retail Funds (since                   Financial, Inc. and
Harborside Financial Center,                                        June 2000) and the                        The Equitable Life
Plaza Two,                                                          Institutional Funds                       Assurance Society of
Jersey City, NJ 07311                                               (since July 2003);                        the United States
                                                                    Senior Advisor of                         (financial services).
                                                                    Morgan Stanley (since
                                                                    August 2000); Director
                                                                    of the Distributor and
                                                                    Dean Witter Realty
                                                                    Inc.; previously
                                                                    President and Chief
                                                                    Operating Officer of
                                                                    the Private Client
                                                                    Group of Morgan Stanley
                                                                    (May 1999-August
                                                                    2000), and President
                                                                    and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan
                                                                    Stanley (February
                                                                    1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                           TERM OF
                                     POSITION(S)         OFFICE AND
   NAME, AGE AND ADDRESS OF           HELD WITH           LENGTH OF
       EXECUTIVE OFFICER             REGISTRANT         TIME SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------------   ----------------   ------------------   --------------------------------------------------------
Mitchell M. Merin (51)            President          Since May 1999       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                               Investment Management Inc.; President, Director and
New York, NY 10020                                                        Chief Executive Officer of the Investment Adviser and
                                                                          the Administrator; Chairman and Director of the
                                                                          Distributor; Chairman and Director of the Transfer
                                                                          Agent; Director of various Morgan Stanley subsidiaries;
                                                                          President of the Institutional Funds (since July 2003)
                                                                          and President of the Retail Funds; Trustee (since July
                                                                          2003) and President (since December 2002) of the Van
                                                                          Kampen Closed-End Funds; Trustee and President (since
                                                                          October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (66)            Executive Vice     Since                Principal Executive Officer of Funds in the Fund Complex
1221 Avenue of the Americas       President and      April 2003           (since May 2003); Managing Director of Morgan Stanley &
New York, NY 10020                Principal                               Co. Incorporated, Morgan Stanley Investment Management
                                  Executive                               Inc. and Morgan Stanley; Managing Director, Chief
                                  Officer                                 Administrative Officer and Director of the Investment
                                                                          Adviser and the Administrator; Director of the Transfer
                                                                          Agent; Managing Director and Director of the
                                                                          Distributor; Executive Vice President and Principal
                                                                          Executive Officer of the Institutional Funds (since July
                                                                          2003) and the Retail Funds (since April 2003); Director
                                                                          of Morgan Stanley SICAV (since May 2004); previously
                                                                          President and Director of the Institutional Funds (March
                                                                          2001-July 2003) and Chief Global Operations Officer and
                                                                          Managing Director of Morgan Stanley Investment
                                                                          Management Inc.

Joseph J. McAlinden (62)          Vice President     Since July 1995      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                               Investment Adviser and Morgan Stanley Investment
New York, NY 10020                                                        Management Inc., Director of the Transfer Agent, Chief
                                                                          Investment Officer of the Van Kampen Funds; Vice
                                                                          President of the Institutional Funds (since July 2003)
                                                                          and the Retail Funds (since July 1995).

Barry Fink (50)                   Vice President     Since                General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                          February 1997        (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                        Management; Managing Director (since December 2000),
                                                                          Secretary (since February 1997) and Director of the
                                                                          Investment Adviser and the Administrator; Vice President
                                                                          of the Retail Funds; Assistant Secretary of Morgan
                                                                          Stanley DW; Vice President of the Institutional Funds
                                                                          (since July 2003); Managing Director, Secretary and
                                                                          Director of the Distributor; previously Secretary
                                                                          (February 1997-July 2003) and General Counsel (February
                                                                          1997-April 2004) of the Retail Funds; Vice President and
                                                                          Assistant General Counsel of the Investment Adviser and
                                                                          the Administrator (February 1997-December 2001).

Amy R. Doberman (42)              Vice President     Since July 2004      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                               Management; Managing Director of Morgan Stanley
New York, NY 10020                                                        Investment Management Inc. and the Investment Adviser,
                                                                          Vice President of the Institutional and Retail Funds
                                                                          (since July 2004); Vice President of the Van Kampen
                                                                          Funds (since August 2004); previously, Managing Director
                                                                          and General Counsel - Americas, UBS Global Asset
                                                                          Management (July 2000 - July 2004) and General Counsel,
                                                                          Aeltus Investment Management, Inc. (January 1997 - July
                                                                          2000).

Carsten Otto (41)                 Chief              Since October        Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas       Compliance         2004                 Morgan Stanley Investment Management (since October
New York, NY 10020                Officer                                 2004); Executive Director of the Investment Adviser and
                                                                          Morgan Stanley Investment Management Inc.; formerly
                                                                          Assistant Secretary and Assistant General Counsel of the
                                                                          Morgan Stanley Retail Funds.

                                                           TERM OF
                                     POSITION(S)         OFFICE AND
   NAME, AGE AND ADDRESS OF           HELD WITH           LENGTH OF
       EXECUTIVE OFFICER             REGISTRANT         TIME SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------------   ----------------   ------------------   --------------------------------------------------------
Stefanie V. Chang (38)            Vice President     Since July 2003      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                               Morgan Stanley Investment Management Inc., and the
New York, NY 10020                                                        Investment Adviser; Vice President of the Institutional
                                                                          Funds and the Retail Funds (since July 2003); formerly
                                                                          practiced law with the New York law firm of Rogers &
                                                                          Wells (now Clifford Chance US LLP).

Francis J. Smith (39)             Treasurer and      Treasurer since      Executive Director of the Investment Adviser and Morgan
c/o Morgan Stanley Trust          Chief Financial    July 2003 and        Stanley Services (since December 2001); previously, Vice
Harborside Financial Center,      Officer            Chief Financial      President of the Retail Funds (September 2002-July 2003),
Plaza Two,                                           Officer since        and Vice President of the Investment Adviser and the
Jersey City, NJ 07311                                September 2002       Administrator (August 2000- November 2001) and Senior
                                                                          Manager at PricewaterhouseCoopers LLP (January 1998-
                                                                          August 2000).

Thomas F. Caloia (58)             Vice President     Since July 2003      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                                  Treasurer of the Investment Adviser, the Distributor and
Harborside Financial Center,                                              the Administrator; previously Treasurer of the Retail
Plaza Two,                                                                Funds (April 1989-July 2003); formerly First Vice
Jersey City, NJ 07311                                                     President of the Investment Adviser, the Distributor and
                                                                          the Administrator.

Mary E. Mullin (37)               Secretary          Since July 2003      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                               Morgan Stanley Investment Management Inc. and the
New York, NY 10020                                                        Investment Adviser; Secretary of the Institutional Funds
                                                                          and the Retail Funds (since July 2003); formerly
                                                                          practiced law with the New York law firms of McDermott,
                                                                          Will & Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                          LLP.

----------------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                 (This page has been left blank intentionally.)

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37930RPT RA05-00293P-Y02/05

[GRAPHIC]
MORGAN STANLEY FUNDS

MORGAN STANLEY
NATURAL RESOURCE
DEVELOPMENT SECURITIES

ANNUAL REPORT
FEBRUARY 28, 2005

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)   Not applicable.

       (3)   Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

        2005

                                                   REGISTRANT      COVERED ENTITIES(1)
                                                  ------------     -------------------
          AUDIT FEES                              $     29,002                     N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES                 $        452(2)  $         3,746,495(2)
               TAX FEES                           $      5,594(3)  $            79,800(4)
               ALL OTHER FEES                     $          -     $                 -
          TOTAL NON-AUDIT FEES                    $      6,046     $         3,826,295

          TOTAL                                   $     35,048     $         3,826,295

        2004

                                                   REGISTRANT      COVERED ENTITIES(1)
                                                  ------------     -------------------
          AUDIT FEES                              $     27,930                     N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES                 $        684(2)  $         3,364,576(2)
               TAX FEES                           $      5,443(3)  $           652,431(4)
               ALL OTHER FEES                     $          -     $                 -(5)
          TOTAL NON-AUDIT FEES                    $      6,127     $         4,017,007

          TOTAL                                   $     34,057     $         4,017,007

     N/A- Not applicable, as not required by Item 4.

     (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

     (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

     (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

     (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

     (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005